Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Plan’s own assumptions are set to reflect those that the Plan believes market participants would use in pricing the asset or liability at the measurement date. If there has been a significant decrease in the volume and level of activity for the asset or liability, regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. The Plan uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from one level to another.
The Fair Value Measurements and Disclosures Topic of the FASB ASC defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosures Topic of the FASB ASC are described below:
Level 1 — Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Plan in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Valuation Techniques
Mutual Funds
These investments are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value ("NAV") and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Collective Investment Trusts
Investments in collective investment trusts are valued at the NAV as determined by using estimated fair value of the underlying assets held in the fund. NAV is used as a practical expedient for fair value. The NAV is provided by the investment manager of the trust.
Common Stock
Independent Bank Corp. common stock and common stock held in participant-directed brokerage accounts are stated at fair value as quoted on a recognized securities exchange and are valued at the last reported sales price on the last business day of the Plan year.
Personal Access Fund
The personal access fund is comprised of investments in mutual funds, including exchange traded funds, common stocks, and cash and cash equivalents. Investment balances in the personal access fund are presented within the “Self-directed brokerage account” on the Statement of Net Assets Available for Benefits.
The following table sets forth by level, within the fair value hierarchy, the Plan's investments at fair value, on a recurring basis, as of December 31, 2025 and 2024:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Description	As of December 31, 2025
Mutual funds	$365,478,926	365,478,926	$—	$—
Common stock	19,961,275	19,961,275	—	—
Self-directed brokerage account	840,104	840,104	—	—
Total assets in the fair value hierarchy	$386,280,305	$386,280,305	$—	$—
Investments in collective investment trusts (a) (b)	13,371,452	—	—	—
Total investments, at fair value	$399,651,757	$386,280,305	$—	$—

Description	As of December 31, 2024
Mutual funds	$263,628,925	$263,628,925	$—	$—
Common stock	17,827,600	17,827,600	—	—
Self-directed brokerage account	743,871	743,871	—	—
Total assets in the fair value hierarchy	$282,200,396	$282,200,396	$—	$—
Investments in collective investment trusts (a) (b)	12,160,293	—	—	—
Total investments, at fair value	$294,360,689	$282,200,396	$—	$—

(a)In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

(b)This category includes common collective trusts (CCTs), for which the collective investment and reinvestment of assets contributed from employee benefit plans are maintained by more than one plan. The objective of the common collective trust funds is to provide investment results that correspond to the total return performance of its underlying securities. There are no unfunded commitments and no significant withdrawal restrictions.

The Plan has no assets that are measured on a nonrecurring basis as of December 31, 2025 and 2024.
There were no transfers between the Levels of the fair value hierarchy for any assets measured at fair value for the years ended December 31, 2025 and 2024. In addition, there were no Level 3 investments held during the years ended December 31, 2025 and 2024.